Inventories (Tables)	12 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Components of Inventories	The components of inventories were as follows:

June 30,	2019	2018
($000)
Raw materials	$119,917	$97,502
Work in progress	101,091	83,002
Finished goods	75,274	67,764
	$296,282	$248,268